Rampart Multi-Asset Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—35.7%
Communication Services—1.7%
Alphabet, Inc. Class A(1)	63	$85
Alphabet, Inc. Class C(1)	63	84
AT&T, Inc.	3,755	147
Charter Communications, Inc. Class A(1)	151	73
Comcast Corp. Class A	4,356	196
DISH Network Corp. Class A(1)	245	9
Facebook, Inc. Class A(1)	506	104
Twitter, Inc.(1)	163	5
Verizon Communications, Inc.	2,123	130
		833

Consumer Discretionary—7.5%
Advance Auto Parts, Inc.	220	35
Amazon.com, Inc.(1)	127	235
Aptiv plc	2,125	202
AutoZone, Inc.(1)	76	90
Best Buy Co., Inc.	3,199	281
Booking Holdings, Inc.(1)	13	27
BorgWarner, Inc.	1,713	74
CarMax, Inc.(1)	528	46
Chipotle Mexican Grill, Inc.(1)	22	18
Darden Restaurants, Inc.	106	12
Dollar General Corp.	557	87
Dollar Tree, Inc.(1)	517	49
eBay, Inc.	234	8
Expedia Group, Inc.	43	5
Gap, Inc. (The)	483	8
Garmin Ltd.	2,826	276
Home Depot, Inc. (The)	915	200
Horton (D.R.), Inc.	1,653	87
L Brands, Inc.	527	9
Lennar Corp. Class A	1,384	77
Lowe’s Cos., Inc.	640	77
McDonald’s Corp.	659	130
Newell Brands, Inc.	14,541	279
NIKE, Inc. Class B	2,749	278
NVR, Inc.(1)	17	65
O’Reilly Automotive, Inc.(1)	241	106
PulteGroup, Inc.	1,252	49
Ross Stores, Inc.	816	95
Starbucks Corp.	1,032	91
Target Corp.	1,108	142
TJX Cos., Inc. (The)	2,740	167
Whirlpool Corp.	1,909	282
Yum! Brands, Inc.	265	27
		3,614

Consumer Staples—2.9%
Church & Dwight Co., Inc.	150	11
Clorox Co. (The)	76	12
Coca-Cola Co. (The)	2,496	138
Colgate-Palmolive Co.	522	36
Costco Wholesale Corp.	409	120
Coty, Inc. Class A	1,671	19
Estee Lauder Cos., Inc. (The) Class A	1,254	259
Kimberly-Clark Corp.	209	29
Monster Beverage Corp.(1)	248	16
PepsiCo, Inc.	903	123
Procter & Gamble Co. (The)	1,517	189
	Shares	Value

Consumer Staples—continued
Sysco Corp.	3,247	$278
Walmart, Inc.	1,314	156
		1,386

Energy—0.6%
HollyFrontier Corp.	307	15
Marathon Petroleum Corp.	1,341	81
Phillips 66	919	102
Valero Energy Corp.	850	80
		278

Financials—2.9%
Allstate Corp. (The)	403	45
American Express Co.	1,033	129
Aon plc	438	91
Bank of America Corp.	1,885	66
Berkley (W.R.) Corp.	180	12
Capital One Financial Corp.	716	74
Chubb Ltd.	564	88
Cincinnati Financial Corp.	189	20
Citigroup, Inc.	506	40
Discover Financial Services	482	41
Everest Re Group Ltd.	1,008	279
Gallagher (Arthur J.) & Co.	348	33
JPMorgan Chase & Co.	731	102
Loews Corp.	317	17
Marsh & McLennan Cos., Inc.	942	105
Progressive Corp. (The)	727	53
Synchrony Financial	916	33
Travelers Cos., Inc. (The)	321	44
U.S. Bancorp	333	20
Wells Fargo & Co.	897	48
Willis Towers Watson plc	242	49
		1,389

Health Care—2.8%
Abbott Laboratories	537	47
ABIOMED, Inc.(1)	14	2
Agilent Technologies, Inc.	309	26
Anthem, Inc.	157	47
Baxter International, Inc.	156	13
Becton, Dickinson & Co.	83	23
Boston Scientific Corp.(1)	424	19
Centene Corp.(1)	257	16
Cerner Corp.	3,787	278
Danaher Corp.	195	30
Edwards Lifesciences Corp.(1)	64	15
HCA Healthcare, Inc.	1,445	214
Hologic, Inc.(1)	82	4
Humana, Inc.	82	30
IDEXX Laboratories, Inc.(1)	26	7
Illumina, Inc.(1)	147	49
Intuitive Surgical, Inc.(1)	35	21
IQVIA Holdings, Inc.(1)	181	28
Medtronic plc	408	46
Mettler-Toledo International, Inc.(1)	24	19
PerkinElmer, Inc.	111	11
ResMed, Inc.	44	7
STERIS plc	26	4
Stryker Corp.	98	21
See Notes to Schedule of Investments

Rampart Multi-Asset Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Shares	Value

Health Care—continued
Teleflex, Inc.	14	$5
Thermo Fisher Scientific, Inc.	400	130
UnitedHealth Group, Inc.	586	172
Universal Health Services, Inc. Class B	438	63
Varian Medical Systems, Inc.(1)	28	4
Waters Corp.(1)	64	15
WellCare Health Plans, Inc.(1)	31	10
Zimmer Biomet Holdings, Inc.	63	9
		1,385

Industrials—4.0%
Arconic, Inc.	164	5
Boeing Co. (The)	226	74
Cintas Corp.	568	153
Copart, Inc.(1)	1,393	127
CSX Corp.	869	63
Deere & Co.	1,591	276
Dover Corp.	177	20
Fastenal Co.	3,276	121
Flowserve Corp.	160	8
Fortive Corp.	362	28
General Dynamics Corp.	99	17
Huntington Ingalls Industries, Inc.	17	4
IDEX Corp.	93	16
Illinois Tool Works, Inc.	359	65
Ingersoll-Rand plc	293	39
Kansas City Southern	111	17
L3Harris Technologies, Inc.	94	19
Lockheed Martin Corp.	105	41
Norfolk Southern Corp.	292	57
Northrop Grumman Corp.	66	23
Parker-Hannifin Corp.	157	32
Pentair plc	204	9
Raytheon Co.	117	26
Republic Services, Inc.	860	77
Rollins, Inc.	574	19
Snap-on, Inc.	67	11
Stanley Black & Decker, Inc.	186	31
Textron, Inc.	96	4
TransDigm Group, Inc.	21	12
Union Pacific Corp.	777	140
United Rentals, Inc.(1)	431	72
United Technologies Corp.	342	51
W.W. Grainger, Inc.	249	84
Waste Management, Inc.	1,598	182
Xylem, Inc.	220	17
		1,940

Information Technology—5.2%
Adobe, Inc.(1)	275	91
Advanced Micro Devices, Inc.(1)	310	14
Akamai Technologies, Inc.(1)	1,330	115
Alliance Data Systems Corp.	10	1
Analog Devices, Inc.	102	12
ANSYS, Inc.(1)	48	12
Apple, Inc.	889	261
Applied Materials, Inc.	2,036	124
Arista Networks, Inc.(1)	59	12
Autodesk, Inc.(1)	125	23
Automatic Data Processing, Inc.	110	19
Broadcom, Inc.	110	35
	Shares	Value

Information Technology—continued
Broadridge Financial Solutions, Inc.	29	$4
Cadence Design Systems, Inc.(1)	159	11
Cisco Systems, Inc.	4,575	219
Citrix Systems, Inc.	69	8
F5 Networks, Inc.(1)	66	9
Fidelity National Information Services, Inc.	157	22
Fiserv, Inc.(1)	146	17
FleetCor Technologies, Inc.(1)	22	6
FLIR Systems, Inc.	930	48
Fortinet, Inc.(1)	28	3
Global Payments, Inc.	77	14
Hewlett Packard Enterprise Co.	273	4
HP, Inc.	314	6
Intel Corp.	1,206	72
Intuit, Inc.	147	38
Jack Henry & Associates, Inc.	20	3
Juniper Networks, Inc.	359	9
Keysight Technologies, Inc.(1)	1,304	134
KLA Corp.	348	62
Lam Research Corp.	321	94
Mastercard, Inc. Class A	227	68
Maxim Integrated Products, Inc.	75	5
Microchip Technology, Inc.	66	7
Micron Technology, Inc.(1)	308	16
Microsoft Corp.	1,509	238
Motorola Solutions, Inc.	185	30
NetApp, Inc.	48	3
NortonLifeLock, Inc.	113	3
NVIDIA Corp.	170	40
Oracle Corp.	429	23
Paychex, Inc.	81	7
PayPal Holdings, Inc.(1)	299	32
Qorvo, Inc.(1)	32	4
QUALCOMM, Inc.	316	28
salesforce.com, Inc.(1)	505	82
Seagate Technology plc	49	3
ServiceNow, Inc.(1)	38	11
Skyworks Solutions, Inc.	47	6
Synopsys, Inc.(1)	85	12
Texas Instruments, Inc.	259	33
VeriSign, Inc.(1)	847	163
Visa, Inc. Class A	436	82
Western Digital Corp.	63	4
Western Union Co. (The)	107	3
Xerox Holdings Corp.	40	1
Xilinx, Inc.	70	7
Zebra Technologies Corp. Class A(1)	372	95
		2,508

Materials—2.9%
Air Products & Chemicals, Inc.	370	87
Albemarle Corp.	140	10
Ball Corp.	4,285	277
Celanese Corp.	159	19
DuPont de Nemours, Inc.	973	62
Ecolab, Inc.	331	64
International Flavors & Fragrances, Inc.	140	18
Linde plc	900	192
Martin Marietta Materials, Inc.	476	133
Newmont Goldcorp Corp.	6,415	279
PPG Industries, Inc.	312	42
Sherwin-Williams Co. (The)	109	64
See Notes to Schedule of Investments

Rampart Multi-Asset Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Shares	Value

Materials—continued
Vulcan Materials Co.	1,013	$146
		1,393

Real Estate—2.9%
American Tower Corp.	364	84
Apartment Investment & Management Co. Class A	365	19
AvalonBay Communities, Inc.	344	72
CBRE Group, Inc. Class A(1)	4,569	280
Crown Castle International Corp.	342	49
Digital Realty Trust, Inc.	172	21
Duke Realty Corp.	1,490	52
Equinix, Inc.	70	41
Equity Residential	856	69
Essex Property Trust, Inc.	162	49
Extra Space Storage, Inc.	106	11
Healthpeak Properties, Inc.	1,928	66
Iron Mountain, Inc.	235	8
Mid-America Apartment Communities, Inc.	280	37
Prologis, Inc.	2,561	228
Public Storage	124	26
SBA Communications, Corp.	92	22
UDR, Inc.	719	34
Ventas, Inc.	1,453	84
Welltower, Inc.	1,583	129
Weyerhaeuser Co.	611	18
		1,399

Utilities—2.3%
AES Corp.	7,972	159
Alliant Energy Corp.	123	7
Ameren Corp.	241	19
American Electric Power Co., Inc.	253	24
American Water Works Co., Inc.	2,259	278
CenterPoint Energy, Inc.	494	13
CMS Energy Corp.	278	17
Consolidated Edison, Inc.	326	29
Dominion Energy, Inc.	807	67
DTE Energy Co.	188	24
Duke Energy Corp.	373	34
Edison International	185	14
Entergy Corp.	102	12
Evergy, Inc.	117	8
Eversource Energy	166	14
Exelon Corp.	497	23
FirstEnergy Corp.	277	13
NextEra Energy, Inc.	250	61
NiSource, Inc.	365	10
NRG Energy, Inc.	3,025	120
Pinnacle West Capital Corp.	58	5
	Shares	Value

Utilities—continued
PPL Corp.	369	$13
Public Service Enterprise Group, Inc.	495	29
Sempra Energy	276	42
Southern Co. (The)	538	34
WEC Energy Group, Inc.	309	29
Xcel Energy, Inc.	269	17
		1,115

Total Common Stocks (Identified Cost $14,385)		17,240

Exchange-Traded Funds(2)—63.2%
Invesco DB Gold Fund	35,292	1,597
Invesco DB US Dollar Index Bullish Fund	61,142	1,588
iShares 1-3 Year Treasury Bond ETF	33,875	2,867
iShares iBoxx $ Investment Grade Corporate Bond ETF	22,425	2,869
iShares iBoxx High Yield Corporate Bond ETF	32,611	2,868
iShares JP Morgan USD Emerging Markets Bond ETF	25,043	2,869
iShares MSCI Australia ETF	62,798	1,422
iShares MSCI Brazil ETF	30,184	1,432
iShares MSCI Canada ETF	48,171	1,440
iShares MSCI Hong Kong ETF	58,723	1,429
iShares MSCI Italy ETF	48,416	1,428
iShares MSCI Japan ETF	24,134	1,430
iShares MSCI Switzerland ETF	35,186	1,430
iShares MSCI Taiwan ETF	34,751	1,429
iShares TIPS Bond ETF	24,599	2,867
iShares U.S. Real Estate ETF	17,230	1,604
Total Exchange-Traded Funds (Identified Cost $28,784)		30,569

Total Long-Term Investments—98.9% (Identified Cost $43,169)		47,809

TOTAL INVESTMENTS—98.9% (Identified Cost $43,169)		$47,809
Other assets and liabilities, net—1.1%		518
NET ASSETS—100.0%		$48,327

Abbreviations:
ETF	Exchange-Traded Fund
TIPS	Treasury-Inflation Protected Securities

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
See Notes to Schedule of Investments

Rampart Multi-Asset Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$17,240	$17,240
Exchange-Traded Funds	30,569	30,569
Total Investments	$47,809	$47,809
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2019.
There were no transfers into or out of Level 3 related to securities held at December 31, 2019.
See Notes to Schedule of Investments

RAMPART MULTI-ASSET TREND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.